Liquidity, Going Concern and Management's Plans (Details Narrative) (10-K) - USD ($)					1 Months Ended	3 Months Ended			12 Months Ended
	Apr. 17, 2020	Apr. 09, 2020	Mar. 27, 2020	Mar. 23, 2020	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	May 15, 2020	Apr. 13, 2020
Net loss						$ (2,416,228)		$ (3,694,816)	$ (29,807,878)	$ (4,394,149)
Employee layoff percentage				40.00%	40.00%
Revenue						1,016,776	$ 1,800,000	1,324,240	8,346,858	7,883,115
Debt principal amount					$ 424,615	424,615	424,615		424,615
Proceeds from notes						500,000			1,635,000	180,000
Proceeds from warrants								$ 2,565,638	2,613,965
Cash on hand					$ 1,424,096	$ 122,400	$ 1,424,096		$ 1,424,096	$ 69,628
Note [Member] | Investor [Member]
Debt principal amount			$ 500,000
Total amount in exchange for loans			$ 1,000,000
Debt interest rate			8.00%
Subsequent Event [Member]
Employee layoff percentage				40.00%
Warrants exercise price per share	$ 0.015
Subsequent Event [Member] | Bill Horne [Member]
Salary reduction per month	$ 0
Salary increase per month	18,750
Salary per annum	$ 225,000
Subsequent Event [Member] | Secured Convertible Note and Warrant Purchase Agreement [Member]
Debt interest rate	12.00%
Proceeds from offering	$ 2,812,445
Promissory notes, value	$ 2,812,445
Promissory note, maturity date	Oct. 31, 2020
Number of fully diluted shares outstanding	3,000,000
Preferred stock, offering price	$ 3,600,000
Debt conversion price per share	$ 0.01279
Percentage of warrants to purchase aggregate number of common shares	200.00%
Proceeds from warrants	$ 1,000,000
Subsequent Event [Member] | Secured Convertible Note and Warrant Purchase Agreement [Member] | Michael Yurkowsky [Member]
Proceeds from notes	25,000
Subsequent Event [Member] | Secured Convertible Note and Warrant Purchase Agreement [Member] | FWHC Bridge, LLC [Member]
Promissory notes, value	1,535,570
Loan amount by lender	$ 1,000,000
Percentage of warrants to purchase aggregate number of common shares	100.00%
Subsequent Event [Member] | Investor [Member]
Debt principal amount		$ 500,000
Subsequent Event [Member] | Note [Member] | Investor [Member]
Debt principal amount		500,000
Total amount in exchange for loans		$ 1,000,000
Debt interest rate		8.00%
Cash on hand
Subsequent Event [Member] | Demand Note [Member] | FWHC Bridge, LLC [Member]
Cash on hand											$ 3,117,000	$ 585,000